DERIVATIVES (Tables)	12 Months Ended
Oct. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Aggregated notional amounts by currency and designation
The aggregated U.S. Dollar notional amounts by currency and designation as of October 31, 2011 were as follows:

	Derivatives in Cash Flow Hedging Relationships		Derivatives Not Designated as Hedging Instruments
	Forward Contracts	Option Contracts	Forward Contracts
Currency	Buy/(Sell)	Buy/(Sell)	Buy/(Sell)
	(in millions)
Euro	$(33)	$—	$211
British Pound	(22)	—	117
Canadian Dollar	(41)	—	25
Australian Dollars	28	—	48
Malaysian Ringgit	118	—	33
Japanese Yen	(53)	(124)	56
Other	5	—	16
	$2	$(124)	$506

Gross fair values and balance sheet location of derivative instruments held in the consolidated balance sheet
The gross fair values and balance sheet location of derivative instruments held in the consolidated balance sheet as of October 31, 2011 and October 31, 2010 were as follows:

Fair Values of Derivative Instruments
Asset Derivatives			Liability Derivatives
	Fair Value			Fair Value
Balance Sheet Location	October 31, 2011	October 31, 2010	Balance Sheet Location	October 31, 2011	October 31, 2010
(in millions)
Derivatives designated as hedging instruments:
Fair value hedges
Interest rate contracts
Other current assets	$3	$—	Other accrued liabilities	$—	$—
Other assets	$—	$61	Other long-term liabilities	$—	$—
Cash flow hedges
Foreign exchange contracts
Other current assets	$7	$13	Other accrued liabilities	$3	$15
	$10	$74		$3	$15
Derivatives not designated as hedging instruments:
Foreign exchange contracts
Other current assets	$27	$11	Other accrued liabilities	$8	$7
Total derivatives	$37	$85		$11	$22

Effect of derivative instruments for foreign exchange contracts in the consolidated statement of operations
The effect of derivative instruments for interest rate swap contracts and for foreign exchange contracts designated as hedging instruments and not designated as hedging instruments in our consolidated statement of operations were as follows:

	2011	2010	2009
	(in millions)
Derivatives designated as hedging instruments:
Fair Value Hedges
Gain on interest rate swap contracts, including interest accrual, recognized in interest expense	$27	$78	$35
Loss on hedged item, recognized in interest expense	$(3)	$(57)	$(33)
Cash Flow Hedges
Gain recognized in accumulated other comprehensive income	$—	$4	$1
Gain (loss) reclassified from accumulated other comprehensive income into cost of sales	$(5)	$7	$(23)
Derivatives not designated as hedging instruments:
Gain (loss) recognized in other income (expense), net	$13	$(14)	$82